Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2023
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 2
Entity Central Index Key	dei_EntityCentralIndexKey	0001099692
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 07, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 07, 2024
Prospectus Date	rr_ProspectusDate	Sep. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A